Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 24. Subsequent events

The Group evaluated subsequent events and transactions that occurred after the balance sheet date up to September 30, 2025, the date the financial statements were available to be issued.

On July 29, 2025 Nvni Group Limited, a Cayman Islands exempted company (the “Company”), entered into a Settlement Agreement and Release (“Ryan Settlement Agreement”) and an Amendment to a Subscription Agreement (the “Ryan Subscription Agreement Amendment”) with Ryan Davis (“Ryan”) pursuant to which the Company and Ryan agreed to terms of a settlement structure and amended a certain Subscription Agreement dated as of December 20, 2023 (the “Ryan Original Agreement”). The Ryan Original Agreement provided Ryan the right to require the Company to purchase all or any portion of the ordinary shares, par value US$0.00001 per ordinary share, of the Company purchased pursuant to the Ryan Original Agreement, or 100,000 ordinary shares, at a purchase price per ordinary share equal to US$2.04. The Ryan Subscription Agreement Amendment provides the option to the Company to issue ordinary shares in lieu of making a cash payment to Ryan, at a price of US$0.30 per ordinary share, resulting in a total issuance by the Company of up to 680,000 ordinary shares in case Ryan exercises his put option in full.

On July 29, 2025 the Company entered into a Settlement Agreement and Release (“Sean Settlement Agreement”) and an Amendment to a Subscription Agreement (the “Sean Subscription Agreement Amendment”) with Sean Davis (“Sean”) pursuant to which the Company and Sean agreed to terms of a settlement structure and amended a certain Subscription Agreement dated as of December 20, 2023 (the “Ryan Original Agreement”). The Sean Original Agreement provided Sean the right to require the Company to purchase all or any portion of the ordinary shares, par value US$0.00001 per ordinary share, of the Company purchased pursuant to the Sean Original Agreement, or 170,000 ordinary shares, at a purchase price per ordinary share equal to US$2.04. The Sean Subscription Agreement Amendment provides the option to the Company to issue ordinary shares in lieu of making a cash payment to Ryan, at a price of US$0.30 per ordinary share, resulting in a total issuance by the Company of up to 1,156,000 ordinary shares in case Sean exercises his put option in full.

The Company issued a press release announcing the next phase of its strategic AI initiative with the launch of the NuviniAI Prize, a national competition designed to accelerate artificial intelligence (“AI”) innovation across Brazil’s B2B software ecosystem.

On August 18, 2025, the “Company issued a press release announcing the implementation of a new executive compensation program designed to align leadership performance with long-term growth objectives (the “Program”). The Program links executive rewards to key performance metrics including Return on Invested Capital (ROIC) and Net Revenue Organic Growth (NROG).

On August 28, 2025, the “Company received a notice (the “Compliance Notice”) from The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company has regained compliance with the requirement to maintain a minimum Market Value of Listed Securities (“MVLS”) of US$35 million as set forth under Nasdaq Listing Rule 5550(b)(2) for continued listing on The Nasdaq Capital Market. The staff at Nasdaq determined that for the last ten consecutive business days, from August 14 through August 27, 2025, the Company’s MVLS has been US$35 million or greater. As previously announced by the Company, on April 14, 2025, the Company had received a letter from Nasdaq indicating that, based upon the Company’s MVLS for the 30 consecutive business day period from February 28, 2025 through April 11, 2025, the Company did not maintain the minimum MVLS required and that the Company was afforded a period of 180 calendar days, or until October 13, 2025, in which to regain compliance pursuant to Nasdaq Listing Rule 5810(c)(3)(C).

On September 30, 2025, the Company issued a press release announcing it signed a binding term sheet to acquire MK Solutions, the leading ERP for internet providers in Brazil. The acquisition is expected to bring an additional R$40 million in pro-forma revenue and R$20 million in pro-forma EBITDA to Nuvini. The acquisition is expected to close within 60 days. The closing of the acquisition is subject to certain customary conditions and completion of legal and accounting due diligence.

On October 14, 2025, the Company received a letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that Nasdaq has determined to delist the Company’s securities from The Nasdaq Capital Market (the “Delisting Determination Letter”). The determination was made as a result of the Company’s failure to maintain compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Rule”), which requires listed securities to maintain a minimum bid price of US$1.00 per share. Subsequently, on October 20, 2025, the Company received a letter from Nasdaq notifying the Company that it has regained compliance with the Minimum Bid Price Rule and is therefore in compliance with the continued listing requirements for the Nasdaq Capital Market (the “Compliance Letter”). The Compliance Letter states that for 10 consecutive business days from October 6, 2025, through October 16, 2025, the closing bid price of the Company’s ordinary shares was at least $1.00 per share or greater. Accordingly, the Company has regained compliance with Nasdaq Listing Rule 5550(a)(2).

On December 05, 2025, Nvni Group Limited (the “Company”) announced that Founder and Chief Executive Officer Pierre Schurmann has entered into a binding investment agreement to invest US$6 million of personal capital in the Company through a direct private placement of equity securities, subject to closing conditions (the “Investment Agreement”). Pursuant to the Investment Agreement, Xurmann Investments Ltd, an investment vehicle wholly owned by Mr. Schurmann, will acquire 1,500,000 ordinary shares at US$4.00 per share, along with five-year warrants to purchase 300,000 additional shares at an exercise price of US$25.00 per share.

On December 11, 2025, the Company entered into a Securities Exchange Agreement (the “Securities Exchange Agreement”) with the holder (the “Holder”) of the Existing Note in the aggregate outstanding principal amount of US$5,040,000. Pursuant to the Securities Exchange Agreement, the Company and the Holder agreed to exchange the Existing Note for a new Senior Secured Convertible Note, with an aggregate principal amount of US$5,662,000 (the “Exchange Note”), convertible into ordinary shares, par value US$0.00001 per share (the “Conversion Shares)”.

On December 11, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with the Purchaser, pursuant to which the Company sold to the Purchaser a senior secured note in an aggregate principal amount of US$2,865,000 for a subscription price of US$2,550,000 (the “Note”) due, on April 15, 2027. The Note does not bear an interest rate and is a secured obligation, secured by collateral pursuant to security documents, that ranks pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by the Company.

On December 23, 2025, Nvni Group Limited announced that it renegotiated certain earnout contingent liabilities with founders of previously acquired portfolio companies, resulting in an approximately 34% reduction of such liabilities, representing savings of more than US$18 million. The restructuring is valid for a 90-day period, during which the Company intends to finalize a private credit financing. The Company also reported that it remains on track to close its previously announced acquisition of MK Solutions.